31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Domain]
Schedule of non current assets and liabilities or disposal groups classified as held for sale explanatory

The information on held-for-sale assets should be read together with the consolidated financial statements for the year ended December 31, 2020 and 2019.

	2020	2019
Assets held for sale
Sale of UPIs (a)	20,625,007
Foreign operations (b)	99,633	4,271,348
Sale of assets (c)	47,302	119,742
Total assets held for sale	20,771,942	4,391,090

	2020	2019
Liabilities held for sale
Sale of UPIs (a)	9,152,947
Foreign operations (b)	42,429	491,225
Sale of properties (c)		3,070
Total liabilities held for sale	9,195,376	494,295

Schedule of detailed information about assets and liabilities held for sale explanatory

The main components of the assets held sale and liabilities associated to assets held for sale of the UPIs, net of intragroup transactions, for the year ended December 31, 2020 are as follows:

2020
Held-for-sale assets	20,625,007
Current assets	1,935,564
Cash and cash equivalents	207,925
Accounts receivable	1,075,583
Inventories	11,932
Current recoverable taxes	6,412
Other taxes	58,834
Judicial deposits	383
Pension plan assets	127
Prepaid expenses	513,609
Other assets	60,759
Non-current assets	18,689,443
Deferred taxes	(47,740)
Other taxes	171,373
Judicial deposits	34,621
Prepaid expenses	440,290
Other assets	35,748
Property, plant and equipment	17,297,887
Intangible assets	757,264
Liabilities associated to held-for-sale assets	9,152,948
Current liabilities	3,189,571
Payroll, related taxes and benefits	208,563
Trade payables	1,267,096
Current taxes payable	3,866
Other taxes	222,195
Licenses and concessions payable	44,502
Tax refinancing program	145
Provisions	161
Leases payable	1,034,467
Other payables	408,576
Non-current liabilities	5,963,377
Other taxes	4,086
Tax refinancing program	410
Provisions	63,772
Leases payable	4,601,655
Other payables	1,293,454

Schedule of revenue and expenses components related to profit (loss) from discontinued operations

The table below shows the main revenue and expenses components related to profit (loss) from discontinued operations of the UPIs, net of intragroup transactions:

	DISCONTINUED OPERATION
	2020	2019	2018
Net operating revenue	9,491,461	9,644,087	9,849,954
Operating income (expenses):
Interconnection	(297,997)	(310,821)	(396,050)
Personnel	(723,471)	(662,654)	(621,071)
Third-party services	(2,317,188)	(2,507,337)	(2,447,433)
Grid maintenance service	(421,007)	(397,986)	(395,576)
Handset and other costs	(103,558)	(170,093)	(196,132)
Advertising and publicity	(41,376)	(51,946)	(53,387)
Rentals and insurance	(884,928)	(960,165)	(1,573,734)
(Provisions)/reversals	(3,909)	(4,748)	(3,456)
Expected credit losses on trade receivables	(261,432)	(190,294)	(295,575)
Impairment reversal (losses)	(329,330)
Taxes and other income (expenses)	(228,876)	(431,388)	(575,566)
Other operating income (expenses), net		(1,230,820)
Operating expenses excluding depreciation and amortization	(5,613,072)	(6,918,252)	(6,557,980)
Depreciation and amortization	(2,595,782)	(2,336,362)	(1,796,656)
Total operating expenses	(8,208,854)	(9,254,614)	(8,354,636)
Profit before financial income (expenses) and taxes	1,282,607	389,473	1,495,318
Financial income (expenses):
Financial income	25,239	30,750	31,192
Financial expenses	(1,252,192)	(763,135)	(113,600)
Total financial income (expenses)	(1,226,953)	(732,385)	(82,408)
Pre-tax profit (loss)	55,654	(342,912)	1,412,910
Income tax and social contribution	(48,414)	(20,757)	(16,981)
Profit for the year (loss)	7,240	(363,669)	1,395,929

Schedule of consolidated statement of operations

Consolidated Statement of Operations

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Net operating revenue	20,136,183	9,644,087	10,492,096	22,060,014	9,849,954	12,210,060
Cost of sales and/or services	(15,314,814)	(7,332,219)	(7,982,595)	(16,179,100)	(7,011,361)	(9,167,739)
Gross profit	4,821,369	2,311,868	2,509,501	5,880,914	2,838,593	3,042,321
Operating income (expenses)
Share of results of investees	(5,174)		(5,174)	(13,492)		(13,492)
Selling expenses	(3,547,684)	(940,635)	(2,607,049)	(3,853,002)	(1,214,113)	(2,638,889)
General and administrative expenses	(2,782,300)	(840)	(2,781,460)	(2,738,718)	(4,570)	(2,734,148)
Other operating income	4,527,710	431,643	4,096,067	2,204,134	170,814	2,033,320
Other operating expenses	(5,991,291)	(1,412,563)	(4,578,728)	(6,748,094)	(295,406)	(6,452,688)
	(7,798,739)	(1,922,395)	(5,876,344)	(11,149,172)	(1,343,275)	(9,805,897)
Profit (loss) before financial income (expenses) and taxes	(2,977,370)	389,473	(3,366,843)	(5,268,258)	1,495,318	(6,763,576)
Financial income	2,662,463	30,750	2,631,713	30,950,461	31,192	30,919,269
Financial expenses	(8,772,181)	(763,135)	(8,009,046)	(4,341,595)	(113,600)	(4,227,995)
Financial income (expenses)	(6,109,718)	(732,385)	(5,377,333)	26,608,866	(82,408)	26,691,274
Pre-tax profit (loss)	(9,087,088)	(342,912)	(8,744,176)	21,340,608	1,412,910	19,927,698
Income tax and social contribution
Current	(77,060)	(20,757)	(56,303)	115,706	(16,511)	132,217
Deferred	69,041		69,041	3,159,241	(470)	3,159,711
Profit (loss) from continuing operations	(9,095,107)	(363,669)	(8,731,438)	24,615,555	1,395,929	23,219,626
Discontinued operations
Profit (loss) for the year from discontinued operations (net of taxes)		363,669	(363,669)		(1,395,929)	1,395,929
Profit (loss) for the year	(9,095,107)		(9,095,107)	24,615,555		24,615,555

Schedule of consolidated statement of comprehensive income

Consolidated Statement of Comprehensive Income

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Loss for the year	(9,095,107)		(9,095,107)	24,615,555		24,615,555
Hedge accounting loss	(1,152)		(1,152)
Actuarial gains (losses)	(9,795)	109	(9,904)	105,515	667	104,848
Exchange losses on investment abroad	(16,372)		(16,372)	(110,098)		(110,098)
Comprehensive income from continuing operations	(9,122,426)	109	(9,122,535)	24,610,972	667	24,610,305
Discontinued operations
Effect of taxes on other comprehensive income: Actuarial loss				(35,875)		(35,875)
Comprehensive income of discontinued operations		(109)	109		(667)	667
Total comprehensive income for the year	(9,122,426)		(9,122,426)	24,575,097		24,575,097
Comprehensive income attributable to owners of the Company	(9,025,115)		(9,025,115)	24,625,063		24,625,063
Comprehensive income attributable to non-controlling interests	(97,311)		(97,311)	(49,966)		(49,966)

Schedule of consolidated statement of cash flows

Consolidated Statement of Cash Flows

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Cash flows from operating activities
Pretax profit (loss)	(9,087,088)	(342,912)	(8,774,176)	21,340,608	1,412,911	19,927,697
Non-cash items
Charges, interest income, monetary corrections, and exchange differences	3,606,618	844,218	2,762,400	(2,043,357)	(187)	(2,043,170)
Fair value adjustment to borrowings and financing	527,465		527,465	(13,928,659)		(13,928,659)
Present value adjustment to other liabilities	59,214		59,214	(1,167,043)		(1,167,043)
Gain on the restructuring of third-party borrowings				(11,054,800)		(11,054,800)
Transaction with derivative financial instruments (Note 6)	(55,025)		(55,025)
Depreciation and amortization (Note 5)	6,873,945	2,336,362	4,537,583	5,811,123	1,796,656	4,014,467
Provision for (reversal of) onerous contract	1,230,820	1,230,820		4,883,620		4,883,620
Impairment loss (reversal)	2,111,022		2,111,022	291,758		291,758
Estimated loss on doubtful debts (Note 5)	489,396	260,295	229,101	851,271	260,884	590,387
Provisions/(Reversals) (Note 5)	216,438	4,748	211,690	93,026	2,937	90,089
Share of results of investees (Note 5)	5,174		5,174	13,492		13,492
Loss of write-off of capital asset, resulting from asset disposals	129,438		129,438	215,398		215,398
Concession Agreement Extension Fee - ANATEL	359,465	(15,287)	374,752	68,333	(12,217)	80,550
Employee and management profit sharing	260,207	70,020	190,187	237,253	60,380	176,873
Tax recovery	(3,617,919)		(3,617,919)
Monetary corrections to provisions/(reversals) (Note 6)	1,620,378	30,827	1,589,551	226,870	848	226,022
Monetary corrections to tax refinancing program (Note 6)	16,159	24	16,135	28,079	43	28,036
Other	(432,879)	30	(432,909)	(637,251)	(4,434)	(632,817)
	4,312,828	4,419,145	(106,317)	5,229,721	3,517,821	1,711,900
Changes in assets and liabilities
Accounts receivable	(306,240)		(306,240)	(365,771)		(365,771)
Inventories	(21,113)		(21,113)	(48,280)		(48,280)
Taxes	1,322,267		1,322,267	121,951		121,951

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Increases/decreases in cash investments	40,141		40,141	(87,744)		(87,744)
Trade payables	(678,046)		(678,046)	(860,900)		(860,900)
Payroll, related taxes and benefits	(313,169)		(313,169)	(253,902)		(253,902)
Provisions	(462,299)		(462,299)	(434,974)		(434,974)
Changes in assets and liabilities held for sale	(29,829)		(29,829)	(257,643)		(257,643)
Other assets and liabilities	(252,683)		(252,683)	525,660		525,660
Licenses and concessions	(127,313)		(127,313)
Financial charges paid - debt	(926,910)		(926,910)	(19,215)		(19,215)
Financial charges paid - other	(121,885)	(60,976)	(60,909)	(2,884)		(2,884)
Income tax and social contribution paid - Company	(85,680)		(85,680)	(495,038)		(495,038)
Income tax and social contribution paid - third parties	(159,966)		(159,966)	(188,445)		(188,445)
Cash flows from operating activities - continuing operations			(2,168,066)			(655,285)
Cash flows from operating activities - discontinued operations		4,358,169	4,358,169		3,517,821	3,517,821
Net cash generated by operating activities	2,190,103		2,190,103	2,862,536		2,862,536
Cash flows from investing activities
Purchases of tangibles and intangibles	(7,425,513)	(3,268,195)	(4,157,318)	(5,246,241)	(1,688,697)	(3,557,544)
Proceeds from the sale of investments and capital assets	106,097		106,097	22,276		22,276
Dividends received from investments abroad	226,525		226,525
Judicial deposits	(477,010)	(4,899)	(472,111)	(775,953)	(306)	(775,647)
Redemptions of judicial deposits	719,223	2,879	716,344	1,083,043		1,083,043
Cash flows from investing activities - continuing operations			(3,580,463)			(3,227,872)
Cash flows from investing activities - discontinued operations		(3,270,215)	(3,270,215)		(1,689,003)	(1,689,003)
Net cash used in investing activities	(6,850,678)		(6,850,678)	(4,916,875)		(4,916,875)
Cash flows from financing activities
Repayment of principal of borrowings, financing, and derivatives	(11,824)		(11,824)	(161,884)		(161,884)

	2019			2018
	Previously stated consolidated	Discontinued operations	Continuing operations	Previously stated consolidated	Discontinued operations	Continuing operations
Proceeds from (repayments of) derivative financial instrument transactions	72,113		72,113
Capital increase	4,000,000		4,000,000
Commitment to investors premium	(58,489)		(58,489)
Payments of obligation for licenses and concessions				(1,491)		(1,491)
Share buyback	(2,572)		(2,572)
Tax refinancing program	(151,862)	(142)	(151,720)	(265,495)	(136)	(265,359)
Payment of dividends and interest on capital	(437)		(437)	(54)		(54)
Exercise of warrants				4,580		4,580
Lease payment	(1,489,738)	(948,900)	(540,838)
Cash flows from financing activities - continuing operations			3,306,233			(424,208)
Cash flows from financing activities - discontinued operations		(949,042)	(949,042)		(136)	(136)
Net cash generated by financing activities	2,357,191		2,357,191	(424,344)		(424,344)

Foreign exchange differences on cash equivalents				1,328		1,328

Cash flows for the period	(2,303,384)		(2,303,384)	(2,477,355)		(2,477,355)
Cash and cash equivalents
Closing balance	2,081,945		2,081,945	4,385,329		4,385,329
Opening balance	4,385,329		4,385,329	6,862,684		6,862,684
Changes in the period	(2,303,384)		(2,303,384)	(2,477,355)		(2,477,355)

Schedule of assets held sale and liabilities

The main components of the assets held sale and liabilities associated to assets held for sale of the African operations, as of December 31, 2020 and 2019, are as follows:

	Operations in Africa
	2020	2019
Held-for-sale assets	99,633	4,271,348
Cash, cash equivalents and cash investments	33,752	63,993
Accounts receivable	41,609	113,699
Dividends receivable		2,435,014
Held-for-sale asset		1,474,699
Other assets	7,172	74,300
Investments	191	4,916
Property, plant and equipment	13,659	83,400
Intangible assets	3,250	21,327

Liabilities directly associated to assets held for sale	42,429	491,225
Borrowings and financing	10,406	11,589
Trade payables	11,223	37,119
Other liabilities	20,800	442,517

Non-controlling interests (i)		146,180

Total held-for-sale assets, net of the corresponding liabilities – consolidated	57,204	3,633,943
Intragroup eliminations		(212,881)
Total assets held for sale – parent company	57,204	3,421,062
Investments in Africa	57,204	3,421,062

(i)	Represented mainly by the Samba Luxco’s 14% stake in Africatel and, consequently, in its net assets.